Property and Equipment, Net (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 60,058	$ 15,412	$ 21,360	$ 12,241